SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Income Tax Expense (Benefit)	$ 156,402	$ 3,415	$ 319,024	$ 3,415	$ 306,928	$ 82
UNITED STATES
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense (Benefit)			154,485		46,621
Deferred Income Tax Expense (Benefit)
Seychelles [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense (Benefit)
Deferred Income Tax Expense (Benefit)
HONG KONG
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense (Benefit)
Deferred Income Tax Expense (Benefit)
People's Republic of China [Member]
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense (Benefit)			164,539	3,415	260,307	82
Deferred Income Tax Expense (Benefit)